Income Taxes (Components of Net Deferred Tax Assets (Liabilities)) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015	Mar. 31, 2014
Deferred tax assets:
Investments		¥ 497,629		¥ 522,197
Allowance for loan losses		184,366		178,683
Trading securities		30,841
Derivative financial instruments		14,537
Premises and equipment		3,594
Net operating loss carryforwards	[1],[2]	452,166		341,572
Other		190,083		170,414
Deferred Tax Assets, Gross, Total		1,373,216		1,212,866
Valuation allowance		(438,344)	[1]	(339,922)	[1]	¥ (388,551)	¥ (443,847)
Deferred tax assets, net of valuation allowance		934,872		872,944
Deferred tax liabilities:
Available-for-sale securities		724,160		710,497
Prepaid pension cost and accrued pension liabilities		195,620		174,959
Undistributed earnings of subsidiaries		17,161		11,944
Derivative financial instruments				56,877
Trading securities				23,154
Premises and equipment				1,033
Other		74,886		38,990
Deferred tax liabilities		1,011,827		1,017,454
Net deferred tax assets (liabilities)		¥ (76,955)		¥ (144,510)

[1]	The amount includes ¥115,698 million related to MHSC's net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2017. The tax effect of the net operating loss carryforwards is substantially offset by ¥90,204 million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥268,544 million and ¥271,266 million related to MHFG's net operating loss carryforwards resulting mainly from intercompany capital transactions as of March 31, 2016 and 2017, respectively. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards.